STOCKHOLDERS EQUITY (DEFICIT) AND STOCKBASED COMPENSATION (Details 2)	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS EQUITY (DEFICIT) AND STOCKBASED COMPENSATION
Expected term	2 years 6 months
Volatility	60.40%
Risk-free interest rate	1.60%
Dividend yield	0.00%